Shareholders' equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' equity	Shareholders’ equity
Share capital
ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2021	2022	2023
Issued ordinary shares with nominal value of €0.09	402,601,613	394,589,411	393,421,721
Issued ordinary treasury shares with nominal value of €0.09	3,873,663	8,548,631	6,162,857
Total issued ordinary shares with nominal value of €0.09	406,475,276	403,138,042	399,584,578
As of December 31, 2023, 86,366,821 ordinary shares were held by 268 registered holders with a registered address in the US. Since certain of our ordinary shares were held by brokers and nominees, the number of record holders in the US may not be representative of the number of beneficial holders, or of where the beneficial holders are resident.
Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend, but do not give entitlement to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, de Run 6501, the Netherlands, or in the
New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United
States, can hold fractional shares. Shareholders who hold ordinary shares through the deposit system under the
Dutch Securities Bank Giro Transfer Act maintained by the Dutch central securities depository Euroclear Nederland or through the Depository Trust Company cannot hold fractional shares.
No cumulative preference shares have been issued. Each share carries one vote.
There are no special voting rights on the issued shares in our share capital.
In 2012, we issued shares to three key customers – Intel, TSMC and Samsung – as part of the customer co-
investment program (CCIP) to accelerate ASML’s development of EUV. Under this program, the participating customers funded certain development programs and invested in ASML’s ordinary shares. The shares issued in the
CCIP were held by foundations which issued depository receipts to participants in the CCIP. In 2023, the remaining participating customer cancelled its depository receipts in accordance with the terms and conditions of the agreement between ASML and the relevant customer.
There are currently no limitations, either under Dutch law or in ASML’s Articles of Association, on the transfer of ordinary shares in the share capital of ASML. Pursuant to ASML’s Articles of Association, the Supervisory Board’s
approval shall be required for every transfer of cumulative preference shares.
Issue and repurchase of (rights to) shares
Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as it has been authorized to do so by the General Meeting. The Board of Management requires approval of the Supervisory
Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. If the General Meeting has not authorized the Board of Management to issue shares, the General Meeting will be authorized to issue shares on the Board of Management’s proposal, provided that the Supervisory Board has approved such a proposal.
Holders of ASML’s ordinary shares have a preemptive right, in proportion to the aggregate nominal amount of the ordinary shares held by them. This preemptive right may be restricted or excluded. Holders of ordinary shares do not have preemptive right with respect to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting, the Board of Management has the power, subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares.
At our 2023 AGM, the Board of Management was authorized from April 26, 2023 through October 26, 2024, subject to the approval of the Supervisory Board, to issue shares and/or rights thereto representing up to a maximum of 5%
of our issued share capital at April 26, 2023, plus an additional 5% of our issued share capital at April 26, 2023, that may be issued in connection with mergers, acquisitions and/or (strategic) alliances. Our shareholders also authorized the Board of Management through October 26, 2024, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights with respect to holders of ordinary shares up to a maximum of 5% of our issued share capital in connection with the general authorization to issue shares and/or rights to shares, plus an additional 5% in connection with the authorization to issue shares and/or rights to shares in connection with mergers, acquisitions and/or (strategic) alliances.
We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are subject to the approval of the Supervisory Board and the authorization by the General Meeting, which authorization may not be for more than 18 months.
At the 2023 AGM, the Board of Management was authorized, subject to Supervisory Board approval, to repurchase through October 26, 2024, up to a maximum of 10% of our issued share capital at April 26, 2023, at a price between the nominal value of the ordinary shares purchased and 110% of the market price of these securities on Euronext
Amsterdam or Nasdaq.
ASML Preference Shares Foundation
The ASML Preference Shares Foundation (Stichting Preferente Aandelen ASML), a foundation organized under Dutch law, has been granted an option right to acquire preference shares in the share capital of ASML. The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Foundation’s Board of Directors,
ASML’s interests, ASML’s business or the interests of ASML’s stakeholders are at stake. This may be the case if:
•A public bid for ASML’s shares is announced or made, or there is a justified expectation that such a bid will be made without any agreement having been reached with ASML in relation to such a bid; or
•In the opinion of the Foundation’s Board of Directors, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with ASML’s interests, ASML’s business or ASML’s stakeholders.
The Foundation’s objectives are to look after the interests of ASML and the enterprises maintained by and/or affiliated in a group with ASML, in such a way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and that influences in conflict with these interests, which might affect the independence or the identity of ASML and those companies, are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation aims to realize its objects by acquiring and holding cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights.
The Preference Share Option gives the Foundation the right to acquire such number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares issued at the time of exercise of the
Preference Share Option. The subscription price will be equal to their nominal value. Only one-fourth of the subscription price would be payable at the time of initial issuance of the cumulative preference shares, with the other three-fourths of the nominal value only being payable when ASML calls up this amount. Exercise of the preference
Share Option could effectively dilute the voting-power of the outstanding ordinary shares by one-half.
Cancellation and repayment of the issued cumulative preference shares by ASML requires authorization by the
General Meeting, on a proposal to this effect made by the Board of Management and approved by the Supervisory
Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, ASML will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation on the Foundation’s request. In that case, ASML is obliged to effect the repurchase and respective cancellation as soon as possible. A cancellation will result in a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.
If the Foundation does not request ASML to repurchase or cancel all cumulative preference shares held by the
Foundation within 20 months of issuance of these shares, we will be required to convene a General Meeting for the purpose of deciding on a repurchase or cancellation of these shares.
The Foundation is independent of ASML. The Board of Directors of the Foundation is composed of four independent members from the Netherlands’ business and academic communities. The Foundation’s Board of Directors is composed per December 31, 2023, of the following members: Mr. A.P.M. van der Poel, Mr. S. Perrick, Mr. S.S.
Vollebregt and Mr. J. Streppel.
Other than the arrangements made with the Foundation as described above, ASML has not established any other anti-takeover devices.
Dividend Policy
ASML aims to distribute a dividend that will be growing over time, paid quarterly. On an annual basis, the Board of
Management, upon prior approval from the Supervisory Board, submits a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year, taking into account any interim dividend distributions. The dividend proposal in any given year will be subject to availability of distributable profits, retained earnings and cash, and may be affected by, among other things, our view of potential future liquidity requirements including for investments in production capacity, working capital requirements, the funding of our R&D programs and acquisition opportunities that may arise from time to time and by future changes in applicable tax and corporate laws
(for example plans of Dutch government to tax share buybacks).
ASML intends to declare a total dividend in respect of 2023 of €6.10 per ordinary share. Recognizing the interim dividends of €1.45 per ordinary share paid in August 2023, November 2023 and February 2024, this leads to a final dividend proposal to the General Meeting of €1.75 per ordinary share. The total 2023 dividend is a 5.2% increase compared to the 2022 total dividend of €5.80 per ordinary share.
Dividends on ordinary shares are payable out of net income or retained earnings as shown in our Financial
Statements as adopted by our AGM, after payment first of (accumulated) dividends out of net income on any issued cumulative preference shares.
Purchase of equity securities
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On November 10, 2022, we announced a new share buyback program to be executed by December 31, 2025. As part of this program, ASML intends to repurchase shares up to an amount of €12 billion, of which we expect a total of up to 2 million shares will be used to cover employee share plans. ASML intends to cancel the remainder of the shares repurchased. The new program has replaced the previous €9 billion share buyback program 2021-2023 which was completed on October 18, 2022. The share buyback program may be suspended, modified or discontinued at any time.
In 2023, we repurchased 1,620,128 shares (2022: 8,538,787 shares) for a total consideration of €1,000.0 million
(2022: €4,639.7 million), all of which were purchased under the new program. In 2023, we canceled 3,553,815 shares (2022: 3,337,825 shares canceled), all of which were purchased under the 2021-2023 program.
The following table provides a summary of shares repurchased by ASML in 2023:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 - 31, 2023	57,478	609.46	57,478	11,765.0
February 1 - 28, 2023	294,059	611.28	351,537	11,585.2
March 1 - 31, 2023	337,136	589.74	688,673	11,386.4
April 1 - 30, 2023	239,865	589.92	928,538	11,244.9
May 1 - 31, 2023	283,210	617.07	1,211,748	11,070.1
June 1 - 30, 2023	263,635	663.39	1,475,383	10,895.2
July 1 - 31, 2023	144,745	657.99	1,620,128	10,800.0
August 1 - 31, 2023	—	—	1,620,128	10,800.0
September 1 - 30, 2023	—	—	1,620,128	10,800.0
October 1 - 31, 2023	—	—	1,620,128	10,800.0
November 1 - 30, 2023	—	—	1,620,128	10,800.0
December 1 - 31, 2023	—	—	1,620,128	10,800.0
Total	1,620,128	617.23